IFRS 7 Disclosure - Summary of the Maturity of Assets and Liabilities as well as the Off-Balance Sheet Commitments (Detail) - CAD ($) $ in Millions		Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Liabilities and equity
Personal		$ 301,718	$ 298,821
Financial instruments designated at fair value through profit or loss		47,165	36,341
Acceptances		178	149
Obligations related to securities sold short		38,104	35,042
Derivative financial instruments		56,031	51,260
Obligations related to securities sold under repurchase agreements and securities lent		189,144	190,449
Subordinated debentures		7,692	7,833
Other liabilities		66,862	63,028
Total equity		88,587	84,076	$ 78,571
Total liabilities and equity		1,460,042	1,412,027
Liquidity risk [member]
Liabilities and equity
Deposits		966,279	943,849
Personal		301,718	298,821
Non-personal		664,561	645,028
Financial instruments designated at fair value through profit or loss		47,165	36,341
Acceptances		178	149
Obligations related to securities sold short		38,104	35,042
Derivative financial instruments		56,031	51,260
Obligations related to securities sold under repurchase agreements and securities lent		189,144	190,449
Subordinated debentures		7,692	7,833
Other liabilities		66,862	63,028
Total equity			1,000
Total liabilities and equity		1,460,042	1,412,027
Off-balance sheet commitments
Credit commitments	[1]	280,342	269,471
Guarantees and letters of credit	[2]	86,851	64,016
Liquidity risk [member] | Not later than one month [member]
Liabilities and equity
Deposits		75,799	88,575
Personal		17,355	16,273
Non-personal		58,444	72,302
Financial instruments designated at fair value through profit or loss		1,098	510
Acceptances		68	40
Obligations related to securities sold short		172	272
Derivative financial instruments		3,015	2,754
Obligations related to securities sold under repurchase agreements and securities lent		179,305	186,240
Other liabilities		158	533
Total liabilities and equity		259,615	278,924
Off-balance sheet commitments
Credit commitments	[1]	2,347	1,538
Liquidity risk [member] | One to three months
Liabilities and equity
Deposits		79,361	77,322
Personal		22,930	23,956
Non-personal		56,431	53,366
Financial instruments designated at fair value through profit or loss		932	1,045
Acceptances		68	57
Obligations related to securities sold short		1,750	1,988
Derivative financial instruments		6,702	4,595
Obligations related to securities sold under repurchase agreements and securities lent		7,159	3,427
Subordinated debentures		1,753
Other liabilities		494	759
Total liabilities and equity		98,219	89,193
Off-balance sheet commitments
Credit commitments	[1]	9,299	9,568
Liquidity risk [member] | Three to six months
Liabilities and equity
Deposits		68,686	68,891
Personal		19,913	24,000
Non-personal		48,773	44,891
Financial instruments designated at fair value through profit or loss		2,774	2,132
Acceptances		25	36
Obligations related to securities sold short		2,362	1,120
Derivative financial instruments		4,077	2,429
Obligations related to securities sold under repurchase agreements and securities lent		1,894	93
Other liabilities		2,167	1,285
Total liabilities and equity		81,985	75,986
Off-balance sheet commitments
Credit commitments	[1]	12,846	15,403
Liquidity risk [member] | Six to nine months
Liabilities and equity
Deposits		49,395	57,925
Personal		17,931	22,746
Non-personal		31,464	35,179
Financial instruments designated at fair value through profit or loss		2,454	1,609
Acceptances		11	10
Obligations related to securities sold short		1,158	1,803
Derivative financial instruments		3,506	2,301
Obligations related to securities sold under repurchase agreements and securities lent		546	437
Subordinated debentures			251
Other liabilities		1,204	1,267
Total liabilities and equity		58,274	65,603
Off-balance sheet commitments
Credit commitments	[1]	17,043	18,291
Liquidity risk [member] | Nine to twelve months
Liabilities and equity
Deposits		42,403	43,415
Personal		16,136	19,827
Non-personal		26,267	23,588
Financial instruments designated at fair value through profit or loss		2,335	1,833
Acceptances		6	6
Obligations related to securities sold short		456	816
Derivative financial instruments		2,311	1,857
Obligations related to securities sold under repurchase agreements and securities lent		240	44
Other liabilities		888	979
Total liabilities and equity		48,639	48,950
Off-balance sheet commitments
Credit commitments	[1]	14,364	12,075
Liquidity risk [member] | Later than one year and not later than two years [member]
Liabilities and equity
Deposits		64,578	64,530
Personal		22,151	19,423
Non-personal		42,427	45,107
Financial instruments designated at fair value through profit or loss		5,798	5,330
Obligations related to securities sold short		3,693	3,638
Derivative financial instruments		7,770	7,647
Obligations related to securities sold under repurchase agreements and securities lent			208
Subordinated debentures			1,740
Other liabilities		2,857	3,142
Total liabilities and equity		84,696	86,235
Off-balance sheet commitments
Credit commitments	[1]	53,723	58,806
Liquidity risk [member] | Later than two years and not later than five years [member]
Liabilities and equity
Deposits		75,189	76,309
Personal		12,109	12,430
Non-personal		63,080	63,879
Financial instruments designated at fair value through profit or loss		12,103	8,887
Obligations related to securities sold short		8,311	7,114
Derivative financial instruments		11,011	11,705
Other liabilities		7,042	6,860
Total liabilities and equity		113,656	110,875
Off-balance sheet commitments
Credit commitments	[1]	149,510	144,972
Liquidity risk [member] | Later than five years [member]
Liabilities and equity
Deposits		23,097	24,977
Personal		155	138
Non-personal		22,942	24,839
Financial instruments designated at fair value through profit or loss		19,671	14,995
Obligations related to securities sold short		11,091	9,413
Derivative financial instruments		17,639	17,972
Subordinated debentures		5,939	5,842
Other liabilities		9,401	8,954
Total liabilities and equity		86,838	82,153
Off-balance sheet commitments
Credit commitments	[1]	21,210	8,818
Liquidity risk [member] | No specific maturity [member]
Liabilities and equity
Deposits		487,771	441,905
Personal		173,038	160,028
Non-personal		314,733	281,877
Obligations related to securities sold short		9,111	8,878
Other liabilities		42,651	39,249
Total equity		88,587	84,076
Total liabilities and equity		628,120	574,108
Off-balance sheet commitments
Guarantees and letters of credit	[2]	$ 86,851	$ 64,016

[1]	Includes the undrawn component of committed credit and liquidity facilities.
[2]	Includes outstanding balances of guarantees, standby letters of credit and commercial letters of credit which may expire undrawn.